CONTRACTUAL OBLIGATIONS (Details) $ in Thousands	Dec. 31, 2022 ARS ($) $ / $
Contractual commitments [abstract]
Contractual commitments	$ 132,815,392
Due Less than One Year [Member]
Contractual commitments [abstract]
Contractual commitments	133,549
As of 12/31/2022 [Member]
Contractual commitments [abstract]
Contractual commitments	25,462,684
From 1/01/2023 to 12/31/2023 [Member]
Contractual commitments [abstract]
Contractual commitments	13,532,522
From 01/01/2024 to 12/31/2024 [Member]
Contractual commitments [abstract]
Contractual commitments	92,894,909
From 1/01/2026 to 12/31/2026 [Member]
Contractual commitments [abstract]
Contractual commitments	791,728
Financial Indebtedness [Member]
Contractual commitments [abstract]
Contractual commitments	$ 109,769,494	[1]
Exchange rate (in Ps. per dollars) | $ / $	177.16
Financial Indebtedness [Member] | Due Less than One Year [Member]
Contractual commitments [abstract]
Contractual commitments	$ 0	[1]
Financial Indebtedness [Member] | As of 12/31/2022 [Member]
Contractual commitments [abstract]
Contractual commitments	7,848,106	[1]
Financial Indebtedness [Member] | From 1/01/2023 to 12/31/2023 [Member]
Contractual commitments [abstract]
Contractual commitments	10,351,813	[1]
Financial Indebtedness [Member] | From 01/01/2024 to 12/31/2024 [Member]
Contractual commitments [abstract]
Contractual commitments	91,569,575	[1]
Financial Indebtedness [Member] | From 1/01/2026 to 12/31/2026 [Member]
Contractual commitments [abstract]
Contractual commitments	0	[1]
Purchase Obligations [Member]
Contractual commitments [abstract]
Contractual commitments	18,144,797	[2]
Purchase Obligations [Member] | Due Less than One Year [Member]
Contractual commitments [abstract]
Contractual commitments	0	[2]
Purchase Obligations [Member] | As of 12/31/2022 [Member]
Contractual commitments [abstract]
Contractual commitments	16,289,422	[2]
Purchase Obligations [Member] | From 1/01/2023 to 12/31/2023 [Member]
Contractual commitments [abstract]
Contractual commitments	1,855,375	[2]
Purchase Obligations [Member] | From 01/01/2024 to 12/31/2024 [Member]
Contractual commitments [abstract]
Contractual commitments	0	[2]
Purchase Obligations [Member] | From 1/01/2026 to 12/31/2026 [Member]
Contractual commitments [abstract]
Contractual commitments	0	[2]
Financial Leasing [Member]
Contractual commitments [abstract]
Contractual commitments	4,901,101
Financial Leasing [Member] | Due Less than One Year [Member]
Contractual commitments [abstract]
Contractual commitments	133,549
Financial Leasing [Member] | As of 12/31/2022 [Member]
Contractual commitments [abstract]
Contractual commitments	1,325,156
Financial Leasing [Member] | From 1/01/2023 to 12/31/2023 [Member]
Contractual commitments [abstract]
Contractual commitments	1,325,334
Financial Leasing [Member] | From 01/01/2024 to 12/31/2024 [Member]
Contractual commitments [abstract]
Contractual commitments	1,325,334
Financial Leasing [Member] | From 1/01/2026 to 12/31/2026 [Member]
Contractual commitments [abstract]
Contractual commitments	$ 791,728

[1]	Corresponds to the cancellation of principal and interest of the financial indebtedness. For further information, see Note 13.
[2]	Corresponds to purchase of natural gas contracts for the processing of liquids.